Loans, Impaired Loans and Allowance for Credit Losses - Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 594,437	$ 589,110	$ 556,899
Allowance for credit losses	5,194	5,295	5,065
Carrying value of loans net of ACL	589,243	$ 583,815	551,834
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	265,170		253,357
Allowance for credit losses	721		678
Carrying value of loans net of ACL	264,449		252,679
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	150,452		146,768
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	59,616		58,532
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	15,002		12,661
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,850		5,130
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,779		1,804
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	31,561		26,665
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,910		1,797
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	98,679		96,019
Allowance for credit losses	2,098		2,109
Carrying value of loans net of ACL	96,581		93,910
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,330		30,726
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	27,135		26,190
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,043		8,717
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,603		10,333
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,560		1,420
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	18,917		17,564
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,091		1,069
Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	118,014		116,794
Undrawn loan commitments retail [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	75,936		72,321
Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,447		16,533
Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,623		6,108
Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,601		3,301
Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	345		393
Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	14,062		18,138
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	212,655		191,038
Allowance for credit losses	1,082		1,065
Carrying value of loans net of ACL	211,573		189,973
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,915		1,702
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,228		2,264
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	104,063		90,817
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	101,378		93,436
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,071		2,819
Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	233,955		224,257
Allowance for credit losses	61		74
Carrying value of undrawn loan commitments net of ACL	233,894		224,183
Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,798		2,206
Undrawn loan commitments business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	149		4
Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	173,933		161,543
Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	57,118		59,446
Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	957		1,058
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	17,933		16,485
Allowance for credit losses	1,293		1,213
Carrying value of loans net of ACL	16,640		15,272
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,459		1,423
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,537		2,450
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,594		3,429
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,809		4,384
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	807		734
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,727		4,065
Stage one exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	252,329		241,083
Allowance for credit losses	127		112
Carrying value of loans net of ACL	252,202		240,971
Stage one exposure [member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	150,010		146,461
Stage one exposure [member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	59,090		58,154
Stage one exposure [member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,893		11,689
Stage one exposure [member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,639		1,615
Stage one exposure [member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13		25
Stage one exposure [member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	27,684		23,139
Stage one exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	89,193		87,210
Allowance for credit losses	602		578
Carrying value of loans net of ACL	88,591		86,632
Stage one exposure [member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,218		30,660
Stage one exposure [member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,812		26,039
Stage one exposure [member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,604		8,315
Stage one exposure [member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,953		6,686
Stage one exposure [member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	47		58
Stage one exposure [member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16,559		15,452
Stage one exposure [member] | Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	114,173		112,312
Stage one exposure [member] | Undrawn loan commitments retail [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	75,936		72,321
Stage one exposure [member] | Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,446		16,531
Stage one exposure [member] | Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,532		6,029
Stage one exposure [member] | Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,879		2,631
Stage one exposure [member] | Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	24		26
Stage one exposure [member] | Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	11,356		14,774
Stage one exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	199,809		171,957
Allowance for credit losses	159		132
Carrying value of loans net of ACL	199,650		171,825
Stage one exposure [member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,907		1,050
Stage one exposure [member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	102,927		87,047
Stage one exposure [member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	94,904		83,730
Stage one exposure [member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	71		130
Stage one exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	228,156		218,140
Allowance for credit losses	44		41
Carrying value of undrawn loan commitments net of ACL	228,112		218,099
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,650		2,178
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	173,208		159,880
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	53,280		56,001
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	18		81
Stage one exposure [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	14,112		13,084
Allowance for credit losses	443		401
Carrying value of loans net of ACL	13,669		12,683
Stage one exposure [member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,448		1,418
Stage one exposure [member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,516		2,436
Stage one exposure [member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,536		3,358
Stage one exposure [member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,267		2,929
Stage one exposure [member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	41		37
Stage one exposure [member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,304		2,906
Stage two exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,931		10,477
Allowance for credit losses	230		206
Carrying value of loans net of ACL	10,701		10,271
Stage two exposure [member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	442		307
Stage two exposure [member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	526		378
Stage two exposure [member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,109		972
Stage two exposure [member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,211		3,515
Stage two exposure [member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,766		1,779
Stage two exposure [member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,877		3,526
Stage two exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,395		7,740
Allowance for credit losses	868		887
Carrying value of loans net of ACL	7,527		6,853
Stage two exposure [member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	112		66
Stage two exposure [member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	323		151
Stage two exposure [member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	439		402
Stage two exposure [member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,650		3,647
Stage two exposure [member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,513		1,362
Stage two exposure [member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,358		2,112
Stage two exposure [member] | Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	3,841		4,482
Stage two exposure [member] | Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1		2
Stage two exposure [member] | Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	91		79
Stage two exposure [member] | Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	722		670
Stage two exposure [member] | Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	321		367
Stage two exposure [member] | Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,706		3,364
Stage two exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,618		16,817
Allowance for credit losses	245		260
Carrying value of loans net of ACL	10,373		16,557
Stage two exposure [member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8		652
Stage two exposure [member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,136		3,770
Stage two exposure [member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,474		9,706
Stage two exposure [member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,000		2,689
Stage two exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	5,650		6,113
Allowance for credit losses	17		31
Carrying value of undrawn loan commitments net of ACL	5,633		6,082
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	148		28
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	725		1,663
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,838		3,445
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	939		977
Stage two exposure [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,821		3,401
Allowance for credit losses	850		812
Carrying value of loans net of ACL	2,971		2,589
Stage two exposure [member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11		5
Stage two exposure [member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	21		14
Stage two exposure [member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58		71
Stage two exposure [member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,542		1,455
Stage two exposure [member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	766		697
Stage two exposure [member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,423		1,159
Stage three exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,910		1,797
Allowance for credit losses	364		360
Carrying value of loans net of ACL	1,546		1,437
Stage three exposure [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,910		1,797
Stage three exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,091		1,069
Allowance for credit losses	628		644
Carrying value of loans net of ACL	463		425
Stage three exposure [member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,091		1,069
Stage three exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,228		2,264
Allowance for credit losses	678		673
Carrying value of loans net of ACL	1,550		1,591
Stage three exposure [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,228		2,264
Stage three exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	149		4
Allowance for credit losses			2
Carrying value of undrawn loan commitments net of ACL	149		2
Stage three exposure [member] | Undrawn loan commitments business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	149		$ 4
Stage three exposure [member] | Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	$ 0